Financial Risk Management Activities - Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 562	$ 615	$ 596
Gold and oil derivative contracts	9
Borrowings	2,752	3,087	3,082
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,549	2,527	2,672
AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	63	253	267
TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	37
ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	103	307	143
- utilisation required within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	562	615	596
Gold and oil derivative contracts	9
Borrowings	133	137	127
- utilisation required within one year | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 112	$ 98	$ 100
Effective rate %	5.80%	5.40%	5.40%
- utilisation required within one year | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 7	$ 16	$ 16
Effective rate %	6.80%	5.10%	5.40%
- utilisation required within one year | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 5
Effective rate %	12.50%
- utilisation required within one year | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 9	$ 23	$ 11
Effective rate %	9.00%	8.90%	8.90%
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Gold and oil derivative contracts	0
Borrowings	836	343	287
Between one and two years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 790	$ 145	$ 100
Effective rate %	5.80%	5.40%	5.40%
Between one and two years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 7	$ 174	$ 89
Effective rate %	6.80%	5.10%	5.30%
Between one and two years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 3
Effective rate %	12.50%
Between one and two years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 36	$ 24	$ 98
Effective rate %	9.00%	8.90%	8.90%
Between two and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Gold and oil derivative contracts	0
Borrowings	1,120	1,912	1,155
Between two and five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,025	$ 1,643	$ 1,023
Effective rate %	6.00%	5.50%	5.50%
Between two and five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 23	$ 25	$ 119
Effective rate %	6.80%	6.80%	6.00%
Between two and five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 29
Effective rate %	12.50%
Between two and five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 43	$ 244	$ 13
Effective rate %	9.70%	9.10%	11.20%
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Gold and oil derivative contracts	0
Borrowings	663	695	1,513
After five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 622	$ 641	$ 1,449
Effective rate %	6.50%	6.50%	5.50%
After five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 26	$ 38	$ 43
Effective rate %	6.80%	6.80%	6.80%
After five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0
Effective rate %	0.00%
After five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 15	$ 16	$ 21
Effective rate %	14.70%	15.50%	14.00%